Loans Due From Third Parties (Details) - Schedule of loans due from third parties - USD ($)		Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Total		$ 17,294,698	$ 2,222,191
Sichuan Senmiao Ronglian Technology Co, Ltd. (“Senmiao Ronglian”) [Member]
Related Party Transaction [Line Items]
Total	[1]	278,740	2,222,191
Qingdao Gangganghao Technology Co., Ltd. [Member[
Related Party Transaction [Line Items]
Total	[2]	3,623,076
Qingdao Honghuanglv Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	[2]	619,329
Qingdao Xiaohuangbei Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	[2]	4,722,386
Qingdao Dabutong Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	[2]	3,337,140
Hunan Peiyuan Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	[2]	3,000,000
Li Xian [Member]
Related Party Transaction [Line Items]
Total	[2]	1,000,000
Lu Hongwen [Member]
Related Party Transaction [Line Items]
Total	[2]	$ 714,027

[1]	The Company purchased short-term investments of $1,148,930 in April 2019, and acquired short-term investments of $1,177,653 from the acquisition of 39Pu, both of which were investments in Senmiao Ronglian, which was a variable interest entity of Senmiao Technology Ltd, a US listed company, and operated peer-to-peer marketplace. In October 2019, Senmiao Ronglian disposed of the peer-to-peer marketplace, and the Company’s short-term investments became a loan due from Sichuan Ronglian as of June 30, 2021 and 2020. The Company assessed the payment ability of Senmiao Ronglian and did not provide allowance against the balance as of June 30, 2021 and 2020.
[2]	During March 31, 2021 through June 15, 2021, the Company entered into certain loan agreements of approximately $16.7 million with seven customers for which the Company planned to provide blockchain business. The loans bear fixed interest rates were 6.7% per annum, and all matured on December 30, 2021. For the years ended June 30, 2021 and 2020, the Company accrued interest income of $79,889 and $nil for these loans.